INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,231	$ 1,225
Finished products	978	1,296
Inventories, net	2,209	2,521
Inventory net of write offs	$ 2,858	$ 2,525